SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of depreciation periods (Details)	12 Months Ended
Dec. 31, 2025
Buildings and constructions | Minimum
Significant Accounting Policies
Estimated useful life	25 years
Buildings and constructions | Maximum
Significant Accounting Policies
Estimated useful life	40 years
Machinery and equipment | Minimum
Significant Accounting Policies
Estimated useful life	3 years
Machinery and equipment | Maximum
Significant Accounting Policies
Estimated useful life	10 years